Annual Fund Operating Expenses - JLens 500 Jewish Advocacy U.S. ETF - JLens 500 Jewish Advocacy U.S. ETF CLASS	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%